TRANSACTIONS WITH RELATED PARTIES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of financial position
Direct loans		S/ 1,909,516	S/ 1,657,206
Investments	[1]	1,165,661	935,286
Deposits	[2]	(1,582,412)	(751,990)
Derivatives at fair value		4,408	4,984
Statement of income
Interest income related to loans		57,373	28,477
Interest expenses related to deposits		(17,212)	(10,377)
Other income		24,411	9,698
Off-balance sheet
Indirect loans		S/ 431,089	S/ 373,865

[1]	The balance includes mainly S/167.1 million of shares and S/200.3 million of bonds issued by Alicorp S.A.A., S/153.0 million of bonds issued by Cementos Pacasmayo S.A., and S/280.8 million of shares of Inversiones Centenario. The increase in the balance corresponds mainly to the acquisition of corporate bonds issued by Alicorp S.A.
[2]	It corresponds to deposits of legal and natural persons. The increase corresponds mainly to higher deposits from related companies Inversiones Piuranas, Inversiones Centenario and Cementos Pacasmayo among other variations.